Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events
Subsequent Events

Note 8. Subsequent Events

The Company has evaluated events from March 31, 2024, through the date whereupon the financial statements were issued and has determined that there are no material events that need to be disclosed except as follows:

The Company sold 1,100,000 shares of common stock to White Lion for net proceeds of $183,082 after $1,800 of administrative fees were deducted.

Note 12. Subsequent Events

The Company has evaluated events from December 31, 2023, through the date whereupon the financial statements were issued and has determined that there are no material events that need to be disclosed, except as follows:

The Company issued shares of common stock for the following:

•	2,050,000 shares of common stock were sold to White Lion and received net proceeds of $391,225 after administrative fees related to the CSPA of $3,600 were deducted.